PROPERTY, PLANT AND EQUIPMENT (PP&E) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	$ 165,270,000	$ 191,678,000
Additions	950,000	(13,824,000)
Acquisition of new entities	2,628,000	491,000
Disposals	(24,444,000)	(5,876,000)
Transfers	0	0
Translation differences	7,791,000	(7,199,000)
Property, plant and equipment Period End	152,195,000	165,270,000
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	343,127,000	298,533,000
Additions	50,176,000	32,624,000
Acquisition of new entities	2,628,000	491,000
Disposals	(42,937,000)	(26,392,000)
Transfers	0	0
Translation differences	15,174,000	37,871,000
Property, plant and equipment Period End	368,168,000	343,127,000
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(177,857,000)	(106,855,000)
Additions	(49,226,000)	(46,448,000)
Acquisition of new entities	0	0
Disposals	18,493,000	20,516,000
Transfers	0	0
Translation differences	(7,383,000)	(45,070,000)
Property, plant and equipment Period End	(215,973,000)	(177,857,000)
Land and natural resources | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	0	37,000
Additions	0	0
Acquisition of new entities	1,381,000	0
Disposals	0	(38,000)
Transfers	0	0
Translation differences	0	1,000
Property, plant and equipment Period End	1,381,000	0
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	9,792,000	9,733,000
Additions	272,000	0
Acquisition of new entities	0	0
Disposals	0	0
Transfers	0	285,000
Translation differences	1,379,000	(226,000)
Property, plant and equipment Period End	11,443,000	9,792,000
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(3,232,000)	(3,626,000)
Additions	(839,000)	(108,000)
Acquisition of new entities	0	0
Disposals	653,000	402,000
Transfers	0	0
Translation differences	(460,000)	100,000
Property, plant and equipment Period End	(3,878,000)	(3,232,000)
Plant and machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	6,843,000	9,330,000
Additions	211,000	144,000
Acquisition of new entities	575,000	0
Disposals	0	(86,000)
Transfers	437,000	536,000
Translation differences	593,000	(3,081,000)
Property, plant and equipment Period End	8,659,000	6,843,000
Plant and machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(4,068,000)	(4,171,000)
Additions	(1,049,000)	(1,130,000)
Acquisition of new entities	0	0
Disposals	13,000	370,000
Transfers	0	0
Translation differences	(583,000)	863,000
Property, plant and equipment Period End	(5,687,000)	(4,068,000)
Furniture, tools and other tangible assets | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	317,228,000	243,166,000
Additions	27,800,000	20,984,000
Acquisition of new entities	672,000	477,000
Disposals	(32,300,000)	(26,155,000)
Transfers	3,117,000	12,310,000
Translation differences	11,160,000	66,446,000
Property, plant and equipment Period End	327,677,000	317,228,000
Furniture, tools and other tangible assets | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(170,557,000)	(99,058,000)
Additions	(47,338,000)	(45,210,000)
Acquisition of new entities	0	0
Disposals	17,827,000	19,744,000
Transfers	0	0
Translation differences	(6,340,000)	(46,033,000)
Property, plant and equipment Period End	(206,408,000)	(170,557,000)
PP&E under construction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	9,264,000	36,267,000
Additions	21,893,000	11,496,000
Acquisition of new entities	0	14,000
Disposals	(10,637,000)	(113,000)
Transfers	(3,554,000)	(13,131,000)
Translation differences	2,042,000	(25,269,000)
Property, plant and equipment Period End	$ 19,008,000	$ 9,264,000